CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Cash	$2,650	$1,801
Cash in MLJV and MWJV	1,036	1,263
Cash equivalents	127,368	47,851
	$131,054	$50,915

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.